Financial Instruments (Schedule Of Amounts Included In Earnings And Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012 lb	Sep. 30, 2011	Sep. 30, 2010
Financial Instruments [Line Items]
Gain (Loss) to earnings	$ 11,000,000	$ 94,000,000	$ 160,000,000
Gain (Loss) to other comprehensive income	101,000,000	(72,000,000)	85,000,000
Notional value of foreign currency hedge positions	2,100,000,000
Weight of copper and aluminum for commodity hedges, in pounds	66,000,000
Foreign Currency Derivatives Receiving Deferral Accounting - Sales [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	3,000,000	11,000,000	(5,000,000)
Gain (Loss) to other comprehensive income	16,000,000	2,000,000	11,000,000
Foreign Currency Derivatives Receiving Deferral Accounting - Cost Of Sales [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	5,000,000	22,000,000	6,000,000
Gain (Loss) to other comprehensive income	42,000,000	(16,000,000)	30,000,000
Commodity Derivatives Receiving Deferral Accounting - Cost Of Sales [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	(42,000,000)	52,000,000	42,000,000
Gain (Loss) to other comprehensive income	43,000,000	(58,000,000)	44,000,000
Foreign Currency Derivatives Not Receiving Deferral Accounting - Other Deductions, Net [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	$ 45,000,000	$ 9,000,000	$ 117,000,000